UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148
The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

Electric City Dividend Growth Fund

SEMI-ANNUAL REPORT

(unaudited)

February 28, 2005

To Our Shareholders:

The Electric City Value Fund turned five years old on December 30, 2004, which for many reasons is an important milestone for a mutual fund. Many mutual funds, just like other businesses, fail in the first five years of their existence and given the stock market turmoil in our first three years of existence and the constantly changing regulatory environment in the past few years, I think we have done quite well under the circumstances.

Shareholders often concern themselves with one thing, investment performance, which puts myself and Mohawk Asset Management at center stage most of the time. However, as with most other businesses, there are a lot of “behind the scenes” players. We have a Board of Director’s that meets on a quarterly basis and many service providers to Electric City Funds, including brokerage firms, custody, legal, audit and many others. I want to particularly thank one service provider, Mutual Shareholder Services, which is our fund accounting, shareholder services and transfer agent. Essentially, other than managing the portfolios, they perform virtually all of the day to day operations, such as processing transactions and calculating the NAV (Net Asset Value) each day.

I was introduced to Greg Getts, the owner of Mutual Shareholder Services (MSS), in the summer of 1999. Greg and his team have been invaluable to me and Electric City as we have progressed from the startup phase through today. The mutual fund regulatory and compliance area has changed quite a bit in the past few years, which has made our strong relationship with MSS even more appreciated.

I also want to thank you, our shareholders, for your confidence in me over the past five years. I pledge to do my utmost to make the coming years as rewarding as the first five were, or hopefully even better!

Electric City Value Fund

On February 28, 2005 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 37 holdings in the Fund, in addition to cash and equivalents, 0 covered call options written and the unaudited net asset value was $15.21 per share. The fiscal year to date total return was 12.58%.

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the fund’s December 30, 1999 inception, through February 28, 2005, the fund appreciated by 53.55%.

Electric City Dividend Growth Fund

On February 28, 2005 the Electric City Dividend Growth Fund (“ECDGX”, “Electric City”, or the “Fund”) had 25 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $11.29 per share. The fiscal year to date total return was 6.76%.

A complete list of the Fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the Fund’s January 4, 2002 inception, through February 28, 2005, the Fund appreciated by 15.54%.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thanks you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

James W. Denney

President and Portfolio Manager

Electric City Funds

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Electric City Value Fund

		Schedule of Investments
		February 28, 2005 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Advertising
1,800	Valassis Communications, Inc. *		$ 67,338	2.39%

Apparel / Accessories
2,400	Liz Claiborne, Inc.		101,520	3.61%

Audio & Video Equipment
8,600	Rockford Corporation *		21,500	0.76%

Communications Services
1,200	SBC Communications, Inc.		28,860	1.03%
500	Verizon Communications, Inc.		17,985
			46,845	1.66%

Conglomerates
2,300	General Electric Co.		80,960
3,500	Tyco International Ltd.		117,180
			198,140	7.04%
Construction Services
1,000	Ashland, Inc.		65,290	2.32%

Crops
17,900	Landec Corporation *		123,331	4.38%

Electric Utilities
2,000	National Grid Transco PLC		98,260	3.49%

Hotels/Motels
11,400	Arlington Hospitality, Inc. *		31,236	1.11%

Investment Advise
5,000	Amvescap ADR		65,900	2.34%

Investment Services
700	Value Line, Inc.		28,231	1.00%

Major Drugs
2,000	Bristol-Myers Squibb Co.		50,060
2,500	Schering-Plough Corp.		47,375
			97,435	3.46%

Money Center Banks
1,200	Bank of America Corp.		55,980
1,500	Citigroup, Inc.		71,580
			127,560	4.53%

Personal and Household Products
14,200	Decorator Industries, Inc.		115,730	4.11%

Personal Services
3,200	Steiner Leisure Ltd *		105,440	3.75%

Pharmaceuticals
1,700	Merck & Co. Inc.		53,890	1.92%

Property and Casualty Insurance
900	Allstate Corp.		48,312
30	Berkshire Hathaway, Inc. Class B *		90,450
			138,762	4.93%

Real Estate
3,000	Tejon Ranch Co. *		147,750	5.25%

Recreational Services
2,000	Disney (Walt) Co.		55,880	1.99%

Regional Banks
2,000	Banknorth Group, Inc.		72,180	2.56%
1,000	Community Bank System, Inc.		23,460
			95,640	3.40%

Restaurants
1,500	McDonald's Corp.		49,620	1.76%

Retail (Specialty)
1,000	BJ's Wholesale Club *		30,570	1.09%
2,500	Home Depot, Inc.		100,050
1,800	Toys R Us, Inc.*		41,166	1.46%
			171,786	6.10%

Savings & Loans / Savings Banks
1,800	Washington Mutual, Inc.		75,528	2.68%

Services-Business Services
22,900	Edgar Online, Inc.*		56,105
10,000	Onvia, Inc.*		51,800
			107,905	4.51%

Services-Personal Services
26,000	Ediets.com, Inc.*		80,600	2.86%

Software & Programming
80,000	IFS International Holdings, Inc.*		40
1,500	Microsoft Corp.		37,740
			37,780	1.34%
Water Transportation
1,800	Alexander & Baldwin, Inc.		81,720	2.90%

Total for Common Stock (Cost $1,794,150)			2,390,617	84.95%

CASH AND EQUIVALENTS
424,373	First American U.S.Treasury Money Market Fund1.75% (Cost $424,373)	(a)	424,373	15.08%

	Total Investments (Cost $2,218,523)		2,814,990	100.03%

	Liabilities in Excess of Other Assets		(937)	(0.03)%

	Net Assets		$ 2,814,053	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at February 28, 2005

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

	Schedule of Investments
	February 28, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts Co.	$ 21,640	2.91%

Capital Goods
875	Gorman-Rupp Corp.	19,303	2.60%

Communications Services
700	SBC Communications, Inc.	16,835
300	Verizon Communications, Inc.	10,791
		27,626	3.72%
Footware
1,650	Wolverine World Wide, Inc.	36,713	4.94%

Insurance Accidental & Health
36	Medco Health Solutions, Inc. *	1,599
800	UnumProvident Corp.	13,536
		15,135	2.04%

Investment Services
1,050	Raymond James Financial, Inc.	31,983
600	T. Rowe Price Group, Inc.	36,834
		68,817	9.28%
Major Drugs
700	Bristol-Meyers Squibb Co.	17,521
700	Schering-Plough Corp.	13,265
		30,786	4.15%

Miscellaneous Fabricated Products
800	Barnes Group, Inc.	21,344	2.87%

Money Center Banks
400	Bank of America Corp.	18,660	2.51%

Natural Gas Utilities
1,200	Piedmont Natural Gas Co, Inc.	28,032	3.78%

Oil & Gas Operations
275	Exxon Mobil Corp.	17,409	2.34%

Pharmaceuticals
300	Merck & Co.	9,510	1.28%

Property and Casualty Insurance
500	Allstate Corp.	26,840	3.61%

Recreational Services
600	Carnival Corp.	32,628	4.39%

Regional Banks
800	Banknorth Group, Inc.	28,872
1,200	Community Bank System, Inc.	28,152
700	KeyCorp	23,100
		80,124	10.79%

Retail (Specialty)
600	Home Depot, Inc.	24,012
700	Limited Brands, Inc.	16,646
		40,658	5.48%

Savings & Loans / Savings Banks
500	Washington Mutual, Inc.	20,980	0.00%

Software & Programming
800	Microsoft Corp.	20,128	2.71%

Total for Common Stock (Cost $435,503)		536,333	72.23%

CASH AND EQUIVALENTS
206,372	First American U.S. Treasury Money Market Fund 1.75% (Cost $206,372) (a)	206,372	27.79%

	Total Investments (Cost $641,875)	742,705	100.03%

	Liabilities in Excess of Other Assets	(202)	(0.03)%

	Net Assets	$ 742,503	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at February 28, 2005

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Assets and Liabilities		Dividend
February 28, 2005 (Unaudited)	Value Fund	Growth Fund

Assets
Investment Securities at Market Value	$ 2,814,990	$ 742,705
(Cost $2,118,523; $641,875)
Cash	1,792	0
Receivables:
Dividends and Interest	1,293	909
Total Assets	2,818,075	743,614
Liabilities
Administrative Fees	2,165	570
Investment Advisory Fees	1,857	541
Total Liabilities	4,022	1,111
Net Assets	$ 2,814,053	$ 742,503
Net Assets Consist of:
Capital Paid In		$ 641,054
Accumulated Undistributed Net Investment Income (Loss)	(5,134)	612
Accumulated Undistributed Realized Gain on Investments - Net	59,400	7
Unrealized Appreciation in Value
of Investments Based on Cost - Net	596,466	100,830
Net Assets, for 184,999 and 65,785 Shares Outstanding	$ 2,814,053	$ 742,503

Net Asset Value Per Share ($2,814,053/184,999 shares;
$742,503/65,785 shares, respectively)	$15.21	$11.29

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Operations
For the year ending February 28, 2005 (Unaudited)		Dividend
	Value Fund	Growth Fund
Investment Income:
Dividends	$ 20,533	$9,304
Interest	2,841	1,237
Total Investment Income	23,374	10,541
Expenses: (Note 3)
Management Fees	12,645	3,485
Administrative Fees	10,995	3,019
Distribution Fees	2,316	649
Total Expenses	25,956	7,153

Net Investment Income (Loss)	(2,582)	3,388

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	104,946	5,969
Unrealized Appreciation on Investments	210,051	38,460
Net Realized and Unrealized Gain on Investments and Options	314,997	44,429

Net Increase in Net Assets from Operations	$ 312,415	$ 47,817

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Statement of Changes in Net Assets	(Unaudited)
	9/1/2004	9/1/2003
	to	to
	2/28/2005	8/31/2004
From Operations:
Net Investment Income (Loss)	$ (2,582)	$ (1,238)
Net Realized Gain on Investments	104,946	8,966
Net Unrealized Appreciation	210,051	235,040
Increase in Net Assets from Operations	312,415	242,768
From Distributions to Shareholders:
Net Investment Income (Loss)	(2,443)	0
Net Realized Gain (Loss) from Security Transactions	(9,609)	0
Change in Net Assets from Distributions	(12,052)	0
From Capital Share Transactions:
Proceeds From Sale of Shares	86,008	331,405
Shares Issued on Reinvestment of Dividends	12,052	0
Cost of Shares Redeemed	(87,732)	(64,711)
Net Increase from Shareholder Activity	10,328	266,694

Net Increase in Net Assets	310,691	509,462

Net Assets at Beginning of Period	2,503,362	1,993,900

Net Assets at End of Period	$ 2,814,053	$ 2,503,362

Share Transactions:
Issued	5,960	24,135
Reinvested	796	0
Redeemed	(6,215)	(4,715)
Net increase in shares	541	19,420
Shares outstanding beginning of period	184,458	165,038
Shares outstanding end of period	184,999	184,458

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Statement of Changes in Net Assets	(Unaudited)
	9/1/2004	9/1/2003
	to	to
	2/28/2005	8/31/2004
From Operations:
Net Investment Income	$ 3,388	$ 157
Net Realized Gain on Investments	5,969	0
Net Unrealized Appreciation	38,460	62,827
Increase in Net Assets from Operations	47,817	62,984
From Distributions to Shareholders:
Net Investment Income (Loss)	(4,285)	(2,228)
Net Realized Gain (Loss) from Security Transactions	(5,700)	0
Change in Net Assets from Distributions	(9,985)	(2,228)
From Capital Share Transactions:
Proceeds From Sale of Shares	0	1,050
Shares Issued on Reinvestment of Dividends	9,985	2,228
Cost of Shares Redeemed	(6,556)	(2,723)
Net Increase from Shareholder Activity	3,429	555

Net Increase in Net Assets	41,261	61,311

Net Assets at Beginning of Period	701,242	639,931
Net Assets at End of Period (including accumulated undistributed net
investment income of $612 and $3,581, respectively)	$ 742,503	$ 701,242

Share Transactions:
Issued	-	104
Reinvested	870	214
Redeemed	(579)	(255)
Net increase in shares	291	63
Shares outstanding beginning of period	65,494	65,431
Shares outstanding end of period	65,785	65,494

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	9/1/2004	9/1/2003	9/1/2002	9/1/2001	9/1/2000	12/30/99*
	to	to	to	to	to	to
	2/28/2005	8/31/2004	8/31/2003	8/31/2002	8/31/2001	8/31/2000
Net Asset Value -
Beginning of Period	$13.57	$12.08	$11.09	$12.70	$11.91	$10.00
Net Investment Income (Loss)	(0.01)	(0.01)	(0.04)	(0.05)	0.01	0.07
Net Gains or Losses on Securities
(realized and unrealized)	1.72	1.50	1.03	(1.56)	0.83	1.84
Total from Investment Operations	1.71	1.49	0.99	(1.61)	0.84	1.91
Distributions
(from net investment income)	(0.01)	0.00	0.00	0.00	(0.04)	0.00
(from capital gains)	(0.05)	0.00	0.00	0.00	(0.01)	0.00
Total from Distributions	(0.07)	0.00	0.00	0.00	(0.05)	0.00
Net Asset Value -
End of Period	$15.21	$13.57	$12.08	$11.09	$12.70	$11.91

Total Return (a)	12.58%	12.33%	8.93%	-12.68%	7.18%	19.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,814	2,503	1,994	1,833	1,919	1,032

Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.85%	1.65%	1.65%	1.65%	(b)
Ratio of Net Income to Average Net Assets	-0.19%	-0.05%	-0.37%	-0.41%	0.06%	1.02%	(b)
Portfolio Turnover Rate	15.02%	10.11%	59.45%	50.34%	69.81%	64.07%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	9/1/2004	9/1/2003	9/1/2002	1/4/2002*
	to	to	to	to
	2/28/2005	8/31/2004	8/31/2003	8/31/2002
Net Asset Value -
Beginning of Period	$ 10.71	$ 9.78	$ 9.11	$ 10.00
Net Investment Income	0.05	0.00	0.08	0.04
Net Gains or Losses on Securities
(realized and unrealized)	0.68	0.96	0.65	(0.93)
Total from Investment Operations	0.73	0.96	0.73	(0.89)
Distributions
(from net investment income)	(0.07)	(0.03)	(0.06)	0.00
(from capital gains)	(0.09)	0.00	0.00	0.00
Total from Distributions	(0.15)	(0.03)	(0.06)	0.00
Net Asset Value -
End of Period	$ 11.29	$ 10.71	$ 9.78	$ 9.11

Total Return (a)	6.82%	9.81%	8.00%	(8.90)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	743	701	640	390

Ratio of Expenses to Average Net Assets	1.95%	1.96%	1.85%	1.65%	(b)
Ratio of Net Income to Average Net Assets	0.92%	0.02%	0.87%	0.88%	(b)
Portfolio Turnover Rate	0.00%	0.00%	4.67%	0.00%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2005 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there are two series authorized by the Company, the Electric City Value Fund (the “Value Fund”) and the Electric City Dividend Growth Fund (the “Dividend Growth Fund”).

The Value Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

The Dividend Growth Fund commenced investment operations on January 4, 2002.  The Fund’s primary investment objective is to build shareholder wealth by investing in the securities of companies that are, or have the potential to, pay increasing dividends over time.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Funds intend to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

There is no provision for federal income tax.  It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains, in order to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986.

NET ASSET VALUE PER SHARE:

The net asset value per share of each fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When either of the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations, or net asset values per share.

3.)

INVESTMENT ADVISORY AGREEMENT

Each Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  Each Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Funds for investment advisory services and a fee equal to an annual rate of 1.0% of the average daily net assets of the Funds for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the six months ended February 28, 2005, the Adviser earned management fees totaling $12,645 and administrative fees totaling $10,995 for services provided to the Electric City Value Fund. As of February 28, 2005, the Fund owed $4,022 to Mohawk Asset Management, Inc. For the six months ended February 28, 2005, the Adviser earned management fees totaling $3,485 and administrative fees totaling $3,019 for services provided to the Electric City Dividend Growth Fund. As of February 28, 2005 the Fund owed $1,111 to Mohawk Asset Management, Inc.

4.)  DISTRIBUTION PLANS

As noted on the Funds’ Prospectus, each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Funds’ shareholders and to cover fees paid to broker-dealers for sales and promotional services.  After January 6, 2005 the plan was authorized but not implemented.

The Electric City Value Fund incurred distribution fees totaling $2,316 for the six months ended February 28, 2005.  The Electric City Dividend Growth Fund incurred distribution fees totaling $649 for the six months ended February 28, 2005.

5.)

RELATED PARTY TRANSACTIONS

A control person of Mohawk Asset Management, Inc. also serves as director of the Funds.  This individual receives benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2005 National Investors Services Corp. held for the benefit of others, in aggregate, approximately 76% and 96% of the Value Fund and the Dividend Growth Fund, respectively.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 28, 2005 the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Funds. Paid in capital at February 28, 2005 was $2,163,321 and $641,054 for the Value Fund and the Dividend Growth Fund, respectively.

7.)

INVESTMENTS

Value Fund:For the six months ended February 25, 2005 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $218,663 and $164,746 respectively.

For federal income tax purposes, the cost of investments owned at February 28, 2005 was $2,118,523.  As of February 28, 2005, the gross unrealized appreciation for all securities totaled $764,056 and the gross unrealized depreciation for all securities totaled $167,589 for a net unrealized appreciation of $596,467.

Dividend Growth Fund: For the six months ended February 28, 2005 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $18,690 respectively.

For federal income tax purposes, the cost of investments owned at February 28, 2005 was $641,875.  As of February 28, 2005, the gross unrealized appreciation for all securities totaled $129,364 and the gross unrealized depreciation for all securities totaled $28,534 for a net unrealized appreciation of $100,830.

8.) DISTRIBUTION TO SHAREHOLDERS

Value Fund:  On December 30, 2004 a distribution of $0.0134 and a long term Capital Gain of $0.0527 per share was declared.  The dividend and Capital Gain were paid on December 30, 2004, to shareholders of record on December 29, 2004.

Dividend Growth Fund: On December 30, 2004 a distribution of $0.0657 and a long term Capital Gain of $0.0874 per share was declared.  The dividend and Capital Gain were paid on December 30, 2004, to shareholders of record on December 29, 2004.

ELECTRIC CITY FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 28, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Electric City Funds, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 through February 28, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Electric City Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 31, 2004	February 28, 2005	August 31,2004 to February 28,2005
Actual	$1,000.00	$1,125.75	$10.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.21	$9.80

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Electric City Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 31, 2004	February 28, 2005	August 31,2004 to February 28,2005
Actual	$1,000.00	$1,068.23	$10.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.21	$9.80

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ELECTRIC CITY FUNDS

BOARD OF DIRECTORS

FEBRUARY 28, 2005 (UNAUDITED)

Directors and Officers

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Funds are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 39	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio of the Company since its inception in December, 1999.	2	Bertolet Capital Trust
Patrick M. DiCesare Age: 60	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	2	None
Edward A. Sorenson Age: 52	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001. Formerly Special underwriting Assignment with CGU Insurance from 2000 to 2001. Director of Specialty Workers Compensation, AIG Insurance, from 1998 to 2000.	2	None

1. Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Glenville, NY 12302.

2. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3. Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

1292 Gower Road

Glenville, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 10, 2005

* Print the name and title of each signing officer under his or her signature.